Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost of sales	$ (32,267,602)	$ (32,222,729)
Gross profit	4,815,184	5,729,723
Operating expenses:
Selling, general and administrative	3,433,248	3,726,022
Research and development	1,216,505	1,141,874
Foreign currency transaction gains	(29,409)	(590,132)
Total operating expenses	4,620,344	4,277,764
Operating income	194,840	1,451,959
Other income (expense):
Interest income (expenses), net	17,492	(268,260)
Other income, net	628,195	411,762
Total other income (expense), net	645,687	143,502
Income before income taxes	840,527	1,595,461
Income tax provision	(24,805)	(141,374)
Net income	815,722	1,454,087
Net income attributable to non-controlling interests	11,210	17,502
Net income attributable to Huadi International Group Co., Ltd.	804,512	1,436,585
Net income	815,722	1,454,087
Other comprehensive income:
Foreign currency translation adjustment	447,604	2,229,754
Total comprehensive income	1,263,326	3,683,841
Comprehensive income attributable to non-controlling interests	15,686	39,800
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 1,247,640	$ 3,644,041
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.06	$ 0.1
Diluted (in Dollars per share)	$ 0.06	$ 0.1
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,259,182	14,028,071
Diluted (in Shares)	14,259,182	14,028,071
Sale
Revenue	$ 36,613,509	$ 37,333,555
Production Service Revenue
Revenue	$ 469,277	$ 618,897